13. Contract assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Contract assets [abstract]
Contract assets, beginning	R$ 7,407,948		R$ 10,387,715
Additions	3,532,283		3,188,943	R$ 0
Write-offs	(4,910)
Transfers	10,710
Transfers of works to intangible assets	(3,328,317)		(6,168,710)
Contract assets, ending	R$ 7,617,714	[1]	R$ 7,407,948	R$ 10,387,715

[1]	As of December 31, 2019, contract assets includes leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 276,893 (R$ 265,671 as of December 31, 2018).